CONSOLIDATED FINANCIAL STATEMENTS DETAILS - Other Non-current assets (Details) ₽ in Millions, $ in Millions	Dec. 31, 2022 RUB (₽)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 RUB (₽)
Other Non-current Assets
Loans to employees	₽ 6,187	$ 88.0	₽ 5,241
Contract assets	1,292	18.4	874
Indemnification assets	1,031	14.7	262
Net investment in lease	979	13.9
Restricted cash	666	9.5	123
VAT reclaimable	603	8.6	884
Loans granted to third parties	301	4.3	4
Bank deposits and loans to customers	133	1.9
Loans granted to related parties	35	0.5	290
Other receivables	52	0.6	165
Total other non-current assets	₽ 11,279	$ 160.4	₽ 7,843